UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V

BlackRock Floating Rate Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 2.8%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(b)	USD	900	$899,552
ALM VI Ltd., Series 2012-6A, Class BR3, (LIBOR USD 3 Month + 1.75%), 4.19%, 07/15/26(a)(b)		1,250	1,236,598
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/28(a)(b)		750	753,852
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 4.09%, 10/15/27		1,000	999,759
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.64%, 10/15/27		1,000	999,282
ALM XVI Ltd., Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/27(a)(b)		1,000	996,498
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (LIBOR USD 3 Month + 4.20%), 6.53%, 12/09/26(a)(b)		1,400	1,408,891
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 5.19%, 04/25/31(a)(b)		320	316,202
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.99%, 07/15/30(a)(b)		1,250	1,256,045
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/27(a)(b)		750	748,921
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28(a)(b)		600	599,617
ARES CLO Ltd., Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/22/30(a)(b)		500	500,539
Ares XL CLO Ltd., Series 2016-40A, Class C, (LIBOR USD 3 Month + 3.70%), 6.14%, 10/15/27(a)(b)		1,000	1,000,052
ARES XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(b)		600	601,153
ARES XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class B, (LIBOR USD 3 Month + 1.45%), 3.89%, 04/15/30		500	496,459
Series 2018-47A, Class C, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/15/30		1,000	986,322
Series 2018-47A, Class E, (LIBOR USD 3 Month + 5.50%), 7.94%, 04/15/30		1,750	1,640,702

Security	Par (000)		Value
Asset-Backed Securities (continued)
Ares XLVIII CLO, Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/20/30(a)(b)	USD	500	$493,635
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, (LIBOR USD 3 Month + 2.80%), 5.12%, 12/05/25(a)(b)		1,000	1,000,281
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class D, (LIBOR USD 3 Month + 5.85%), 8.47%, 05/15/30(a)(b)		1,000	945,335
Ares XXXVR CLO Ltd., Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/30(a)(b)		500	495,830
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 3.94%, 01/15/31		1,950	1,924,827
Series 2018-10A, Class C, (LIBOR USD 3 Month + 1.85%), 4.29%, 01/15/31		4,000	3,956,358
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.26%, 08/23/30(a)(b)		650	646,513
Atrium XV(a)(b)(c):
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 0.00%, 01/23/31		1,000	1,000,000
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 0.00%, 01/23/31		500	500,000
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, (LIBOR USD 3 Month + 2.05%), 4.52%, 01/20/29(a)(b)		2,750	2,757,378
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.89%, 10/18/29(a)(b)		1,000	1,008,495
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(b)		500	500,278
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.76%, 04/27/27		750	750,293
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		1,950	1,943,907
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/27		750	744,613
Carlyle US CLO Ltd., Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.57%, 10/20/27(a)(b)		800	799,401
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.07%, 10/20/28(a)(b)		250	249,933
Cent CLO 17 Ltd., Series C17A, Class DR, (LIBOR USD 3 Month + 6.00%), 8.52%, 04/30/31(a)(b)		1,000	956,055
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 5.31%, 04/27/31		750	746,120
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.39%, 04/24/30		500	496,680
Series 2014-4RA, Class A2, (LIBOR USD 3 Month + 1.65%), 4.11%, 10/17/30		600	599,930
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/30		700	699,568
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.66%, 10/17/30		1,200	1,199,976
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.40%), 3.84%, 04/18/31		1,000	989,850
Series 2018-1A, Class C, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/18/31		1,000	986,289

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.15%, 07/15/30(a)(b)	USD 660	$653,954
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.22%, 04/20/31(a)(b)	1,000	984,103
Galaxy XXI CLO Ltd., Series 2015-21A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.22%, 04/20/31(a)(b)	1,750	1,732,232
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.30%, 11/15/26(a)(b)	500	499,281
Galaxy XXV CLO Ltd.(a)(b):
Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.44%, 10/25/31	650	650,136
Series 2018-25A, Class E, (LIBOR USD 3 Month + 5.95%), 8.29%, 10/25/31	625	592,416
GoldenTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.67%, 04/20/29	1,000	1,000,822
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.82%, 04/20/29	500	503,259
GoldenTree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 4.37%, 04/20/30	500	495,898
Series 2018-3A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30	500	495,497
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.62%, 10/29/29	4,000	3,992,232
Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 4.11%, 10/29/29	500	497,678
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 4.95%), 7.39%, 04/15/31(a)(b)	300	279,950
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.62%, 07/28/31(a)(b)	900	895,298
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31	1,000	987,958
Series 12A-18, Class C, (LIBOR USD 3 Month + 2.75%), 5.12%, 07/18/31	1,000	969,844
Series 6A-2015, Class BR, (LIBOR USD 3 Month + 1.75%), 4.33%, 02/05/31	750	732,741
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.18%, 10/20/27(a)(b)	500	499,895
LCM 28 Ltd., Series 28A, Class E, (LIBOR USD 3 Month + 5.75%), 8.20%, 10/20/30(a)(b)(c)	500	500,000
LCM XIV LP, Series 14A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 07/20/31(a)(b)	500	495,944
Madison Park Funding XXI Ltd., Series 2016-21A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.49%, 07/25/29(a)(b)	500	500,200
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, (LIBOR USD 3 Month + 1.80%), 4.27%, 04/20/30(a)(b)	1,500	1,483,926
Madison Park Funding XXXI Ltd.(a)(b):
Series 2018-31A, Class C, (LIBOR USD 3 Month + 2.15%), 0.00%, 01/23/31(c)	1,000	1,000,000
Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 0.00%, 01/23/31	750	750,000

Security	Par (000)		Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.49%, 10/21/30	USD	1,500	$1,499,683
Series 2014-18A, Class DR2, (LIBOR USD 3 Month + 5.92%), 8.41%, 10/21/30		1,000	961,245
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 4.10%, 10/17/30		650	649,784
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/30		800	799,229
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.60%, 10/17/27		1,100	1,099,217
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.35%, 10/17/27		600	599,875
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30(a)(b)		1,000	981,573
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.38%, 07/23/30(a)(b)		1,000	990,047
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.21%, 10/20/30(a)(b)		900	844,036
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A, Class BR2, (LIBOR USD 3 Month + 1.40%), 3.89%, 01/25/31		1,900	1,886,991
Series 2013-1A, Class CR2, (LIBOR USD 3 Month + 1.70%), 4.19%, 01/25/31		1,900	1,863,379
Series 2013-1A, Class ER2, (LIBOR USD 3 Month + 5.15%), 7.64%, 01/25/31		250	229,458
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.70%), 4.34%, 11/18/31(a)(b)		1,000	1,000,000
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.45%, 01/20/32(a)(b)		500	492,887
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.54%, 11/22/30(a)(b)		750	753,737
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.20%, 10/17/31		1,500	1,499,483
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.65%, 10/17/31		250	249,964
Series 2013-2A, Class DRR, (LIBOR USD 3 Month + 5.85%), 8.30%, 10/17/31		1,000	944,753
Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.45%), 3.89%, 04/18/31		500	496,489
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/18/31		500	492,456
Series 2018-1A, Class D, (LIBOR USD 3 Month + 5.15%), 7.59%, 04/18/31		600	549,940
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.48%, 08/23/31(a)(b)		2,000	2,000,989
Rockford Tower CLO Ltd.(a)(b):
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 5.64%, 05/20/31		750	745,788
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.49%, 05/20/31		500	475,369
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		600	593,666
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.53%, 10/20/31		700	692,329

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd. (continued)
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31	USD	600	$570,451
Sound Point CLO IX Ltd., Series 2015-2A, Class DR, (LIBOR USD 3 Month + 2.65%), 5.12%, 07/20/27(a)(b)		1,000	998,543
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 0.00%, 01/20/32(a)(b)		500	500,000
TICP CLO IX Ltd., Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 4.07%, 01/20/31(a)(b)		1,000	997,424
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		1,200	1,197,813
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		1,000	998,870
Series 2018-11A, Class E, (LIBOR USD 3 Month + 6.00%), 8.44%, 10/20/31		700	678,434
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class C, (LIBOR USD 3 Month + 2.00%), 0.00%, 01/15/31		500	500,001
Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 0.00%, 01/15/31		1,000	1,000,000
TRESTLES CLO II Ltd.(a)(b):
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/25/31		500	492,545
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.90%), 5.23%, 07/25/31		750	740,319
TXU Escrow, 5.10%, 10/10/17(c)(d)		8,430	—
Voya CLO Ltd.(a)(b):
Series 2014-2A, Class A2AR, (LIBOR USD 3 Month + 1.65%), 4.10%, 04/17/30		1,000	1,000,747
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.78%, 04/17/30		750	753,418
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.46%, 06/07/30		700	703,880
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.14%, 04/19/31		1,500	1,478,422
Webster Park CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.37%, 07/20/30(a)(b)		750	748,370
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.82%, 10/22/29		1,500	1,498,544
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.18%, 10/22/29		1,100	1,098,657
York CLO-2 Ltd., Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/22/31(a)(b)		500	496,399

Total Asset-Backed Securities — 2.8% (Cost: $103,818,656)			102,870,457

	Shares
Common Stocks — 0.2%
Capital Markets — 0.1%(e)
New Holdings LLC		1,269	412,425
TexGen Power LLC(c)		93,655	3,839,855

			4,252,280

Security	Shares		Value
Chemicals — 0.0%(e)
GEO Specialty Chemicals, Inc.(c)		235,827	$42,449
GEO Specialty Chemicals, Inc.(b)(c)		39,151	7,047

			49,496
Diversified Consumer Services — 0.0%
Education Management Corp.(b)(c)(e)		1,532,378	16

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(e)		71,823	4,453

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(e)		106,173	904,594

Machinery — 0.0%
Ameriforge Group, Inc.(e)		5,385	317,715

Software — 0.0%
Avaya Holdings Corp.(e)		259	4,034

Total Common Stocks — 0.2% (Cost: $6,376,966)			5,532,588

	Par (000)
Corporate Bonds — 1.8%

Chemicals — 0.2%
Chemours Co. (The), 6.63%, 05/15/23	USD	5,550	5,633,250

Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(c)		5,545	—

Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		4,551	4,824,061

Diversified Financial Services — 0.3%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		9,607	9,319,703
6.00%, 08/18/21		1,558	1,555,904

			10,875,607
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(c)		5,909	—

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC, 8.00%, 10/15/23		260	282,433

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 5.00%, 10/15/25(b)		4,450	4,183,891

Media — 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		3,665	3,660,419
Series B, 6.50%, 11/15/22		7,290	7,401,537
CSC Holdings LLC, 10.88%, 10/15/25(b)		600	691,500

			11,753,456

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.:
3.10%, 03/15/20	USD	4,050	$3,989,250
3.88%, 03/15/23		3,850	3,585,312

			7,574,562
Oil, Gas & Consumable Fuels — 0.6%
CNX Resources Corp., 5.88%, 04/15/22		10,249	10,031,209
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		7,105	7,939,837
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		4,951	4,554,920

			22,525,966
Pharmaceuticals — 0.0%
NVA Holdings, Inc., 6.88%, 04/01/26(b)		988	942,305

Total Corporate Bonds — 1.8% (Cost: $69,672,122)			68,595,531

Floating Rate Loan Interests — 89.9%(g)

Aerospace & Defense — 0.8%
Abacus Innovations Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.13%, 08/22/25		1,644	1,637,075
Atlantic Aviation FBO, Inc., Term Loan B, 11/30/25(c)(h)		5,584	5,570,040
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.09%, 07/07/22		2,331	2,322,648
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.60%, 08/12/20		766	765,019
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39% - 7.41%, 11/28/21		7,596	7,415,163
Transdigm, Inc., Term Loan F, 06/09/23(h)		12,947	12,607,526

			30,317,471
Air Freight & Logistics — 0.2%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.30%, 01/15/25		2,844	2,814,184
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.51%, 02/24/25		3,586	3,546,582

			6,360,766
Automobiles — 0.3%
CH Hold Corp., Term Loan, (LIBOR USD 1 Month + 7.25%), 9.60%, 02/03/25(c)		1,470	1,466,325
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.35%, 02/01/24		5,401	5,363,468
Dealer Tire LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.63% - 5.69%, 12/22/21		3,928	3,913,683

			10,743,476
Beverages — 0.1%
Jacobs Douwe Egberts, Term Loan, (LIBOR USD 3 Month + 2.00%), 4.56%, 11/01/25(c)		3,793	3,764,824

Security	Par (000)		Value
Building Products — 0.7%
Continental Building Products, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 08/18/23	USD	1,824	$1,790,717
CPG International, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 6.25%, 05/05/24		6,814	6,728,557
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.39%, 12/14/24		5,544	5,488,684
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 1 Month + 4.00%), 4.00%, 04/11/24	EUR	2,000	2,249,483
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 12/19/23	USD	8,953	8,800,920

			25,058,361
Capital Markets — 0.7%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 02/13/25		3,925	3,870,321
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 12/27/22		6,260	6,193,253
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 6.09% - 6.37%, 10/12/22		6,038	6,030,216
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.39%, 03/27/23		10,416	10,311,783

			26,405,573
Chemicals — 4.3%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 1 Month + 3.25%), 3.25%, 09/13/23	EUR	1,985	2,231,001
Alpha 3 BV, Term Loan, 01/31/24(h)	USD	20,556	20,444,554
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22		9,203	9,203,250
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.14%, 06/01/24		16,398	16,110,715
Chemours Co. (The), 1st Lien Term Loan, 04/03/25(h)		8,042	7,934,585
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 06/13/23(c)		7,532	7,381,082
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 06/28/24		3,121	3,113,609
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.50%, 03/28/25		7,590	7,532,828
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 9.25%, 03/30/26		1,945	1,937,706
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 11/07/24		4,920	4,879,289
Messer Industries LLC, Term Loan, 10/01/25(h)		21,401	21,066,716
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.94%, 10/14/24(c)		16,629	16,421,169
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 06/07/20		7,832	7,822,399
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.35%, 06/07/23		10,119	10,113,834
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.03%, 02/08/25		12,728	12,553,117
Starfruit Finco BV, Term Loan:
(EURIBOR 3 Month + 3.75%), 3.75%, 10/01/25	EUR	1,000	1,130,470
(LIBOR USD 1 Month + 3.25%), 5.55%, 10/01/25	USD	7,960	7,840,600
Vectra Co., 1st Lien Term Loan, 02/23/25(h)		4,742	4,663,255

			162,380,179

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies — 5.0%
Access CIG LLC, 2nd Lien Term Loan: (LIBOR USD 3 Month + 7.75%), 10.46% , 02/27/26	USD	1,165	$1,158,687
Access CIG LLC, Term Loan: (LIBOR USD 1 Month + 3.75%), 6.10% - 6.46% , 02/27/25		2,792	2,785,999
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.48%, 11/10/23		12,851	12,710,056
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(h)		25,650	25,195,431
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 10/03/23		7,934	7,840,107
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 11/01/24		11,168	10,972,194
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 09/27/24		11,709	11,504,127
EnergySolutions, LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 05/30/25(c)		2,825	2,740,172
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.82%, 05/24/24		4,045	4,001,331
GFL Environmental, Inc., Delayed Draw Term Loan, 05/30/25(h)		214	207,725
GFL Environmental, Inc., Term Loan B, 05/30/25(h)		14,179	13,780,544
Guidehouse LLP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.59%, 03/15/25(c)		4,434	4,378,464
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.14%, 11/03/23		3,974	3,650,510
Information Resources, Term Loan, 11/07/25(c)(h)		4,832	4,771,600
Inmar, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 05/01/24		4,237	4,208,831
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.94%, 03/09/23		8,027	7,948,790
Multi-Color Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 10/31/24		3,661	3,606,114
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 05/02/22		17,323	17,113,989
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.32%, 02/01/25(c)		6,751	6,506,349
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.07%, 02/02/26		3,500	3,421,250
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 11/08/23		4,304	4,291,360
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 05/01/24		17,338	17,177,366
West Corp., Term Loan: (LIBOR USD 3 Month + 3.50%), 5.85% - 6.03% , 10/10/24		1,636	1,591,943
10/10/24(h)		15,418	14,801,143

			186,364,082

Security	Par (000)		Value
Communications Equipment — 0.3%
Avaya, Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.56% - 6.69%, 12/15/24	USD	7,522	$7,412,763
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 4.30%, 09/26/25		2,675	2,663,310
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 12/29/22		1,715	1,688,694

			11,764,767
Construction & Engineering — 0.2%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.18%, 04/01/25		1,985	1,940,337
SRS Distribution, Inc., Term Loan B, 05/23/25(h)		5,948	5,717,672

			7,658,009
Construction Materials — 0.8%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 10/31/23		13,572	13,224,739
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.56%, 08/13/25(c)		4,034	3,943,687
GYP Holdings III Corp., Term Loan B, 06/01/25(h)		1,945	1,874,123
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.32% - 5.71%, 08/01/24(c)		12,702	12,542,929

			31,585,478
Containers & Packaging — 1.5%
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 4.32%, 10/01/22		17,529	17,309,799
Berry Global, Inc., Term Loan S, (LIBOR USD 1 Month + 1.75%), 4.07%, 02/08/20		2,582	2,563,940
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.66%, 04/03/24		8,123	7,888,171
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 05/16/24		6,315	6,184,025
Flex Acquisition Co., Term Loan, 06/30/25(h)		7,275	7,155,428
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 02/05/23		14,960	14,761,890
Verallia Packaging SAS, Term Loan B4, (EURIBOR 1 Month + 2.75%), 2.75%, 10/31/22	EUR	2,000	2,235,377

			58,098,630
Distributors — 0.5%
Avantor, Inc., Term Loan, 11/21/24(h)	USD	16,991	16,963,121

Diversified Consumer Services — 2.4%
AlixPartners LLP, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 04/04/24		15,466	15,291,793
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 3 Month + 3.75%), 6.14% , 07/28/22		4,459	4,356,210
(LIBOR USD 1 Month + 8.50%), 10.85% , 07/28/23		2,915	2,878,563

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.10%, 11/07/23	USD	7,424	$7,386,445
Equian Buyer Corp., Term Loan B, 05/20/24(h)		6,705	6,654,985
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.40% - 7.94%, 04/01/21		5,653	5,288,792
Research Now, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 7.85%, 12/07/24		5,742	5,720,081
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 5.50%), 7.85% - 8.21%, 08/04/25(c)		5,628	5,585,790
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/22		9,085	8,891,461
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 05/06/24		6,357	6,172,416
Trugreen Ltd., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.32%, 04/13/23		4,868	4,873,617
Verisure Holding AB, Term Loan B1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22	EUR	2,000	2,232,841
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.15%, 11/29/24	USD	16,574	16,584,566

			91,917,560
Diversified Financial Services — 1.7%
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.82%, 08/15/25(c)		3,767	3,734,039
Edelman Financial Center LLC (The), 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 07/21/25		3,842	3,806,000
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 07/12/25		6,989	6,927,846
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 09/06/25		5,125	5,041,719
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 01/23/25		5,762	5,694,096
SSH Group Holdings, Inc., Term Loan, (LIBOR USD 6 Month + 4.25%), 6.64% - 6.77%, 07/30/25(c)		3,761	3,713,988
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.31%, 12/20/24		19,031	18,700,999
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.10% - 6.28%, 03/16/25		2,845	2,820,106
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 04/15/25		13,295	12,972,066

			63,410,859
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 01/31/26		5,543	5,330,669
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 07/15/25		2,598	2,517,757
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.31%, 08/14/26		22,122	21,043,553
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.10% , 11/01/22		5,284	5,240,735
(LIBOR USD 1 Month + 2.75%), 5.10% , 01/31/25		14,301	13,880,921

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.35%, 10/05/23	USD	2,000	$1,916,731
Eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 04/19/24	EUR	2,000	2,255,234
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 03/31/21	USD	11,382	10,869,637
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.56%, 02/22/24		13,162	12,989,408
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 11/15/24		8,899	8,823,807
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.99%, 01/31/26		2,472	2,318,764
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.85%, 11/01/24		749	736,727
TDC A/S, Term Loan, (EURIBOR 1 Month + 3.50%), 3.50%, 06/04/25	EUR	2,458	2,772,560
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.89%, 11/17/23	USD	3,574	3,492,530
Zayo Group LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 4.35% , 01/19/21		11,477	11,390,710
(LIBOR USD 1 Month + 2.25%), 4.60% , 01/19/24		1,530	1,514,700

			107,094,443
Electric Utilities — 1.2%
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 01/15/25		2,282	2,241,380
Compass Power Generation LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.85%, 12/20/24		5,587	5,589,208
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.60%, 05/03/25		2,089	2,102,779
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.90%, 12/17/21		9,459	9,404,932
Granite Acquisition, Inc., 1st Lien Term Loan C, 12/17/21(h)		1,194	1,186,911
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 08/04/23		9,054	8,917,931
Vistra Operations Co. LLC, Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.60%, 12/14/23		2,000	1,976,095
Vistra Operations Co. LLC, Term Loan B3, 12/31/25(h)		12,792	12,591,869

			44,011,105
Electrical Equipment — 0.8%
AI Alpine US BidCo, Inc., 1st Lien Term Loan, 10/31/25(c)(h)		3,504	3,442,680
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 09/07/23		11,154	11,009,108
EXC Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 12/02/24		4,228	4,196,340
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.85%, 02/12/25(c)		8,162	8,049,464
MLN US HoldCo. LLC, Term Loan, 07/11/25(h)		4,267	4,259,021

			30,956,613

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., Term loan B, (LIBOR USD 1 Month + 1.75%), 4.10%, 10/27/21	USD	1,967	$1,958,668

Energy Equipment & Services — 0.7%
Kestrel Acquisition LLC, Term Loan B, 06/02/25(h)		1,949	1,934,365
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.35%, 05/12/25		8,964	8,590,427
Ocean Rig UDW, Inc., Term Loan, (LIBOR USD 3 Month + 8.00%), 8.00%, 09/20/24		540	566,700
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.06%, 11/08/22(c)		3,790	3,856,325
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.78%, 07/13/20		5,111	4,997,759
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.35%, 01/27/25		6,139	6,049,629

			25,995,205
Entertainment — 1.0%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/15/24		13,596	13,483,050
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.84%, 07/03/24(c)		8,197	8,155,793
Live Nation Entertainment, Inc., 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 4.13%, 10/31/23		3,608	3,591,279
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.15% - 5.28%, 05/18/25		11,860	11,626,624

			36,856,746
Equity Real Estate Investment Trusts (REITs) — 1.0%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 03/25/24		3,552	3,493,436
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 12/31/22		13,685	13,466,861
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 03/22/24		9,155	9,036,815
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.10%, 01/02/26		4,030	3,942,547
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.44%, 05/11/24		5,762	5,707,048

			35,646,707
Food & Staples Retailing — 0.8%
Albertson’s LLC, Term Loan B7, 10/29/25(h)		8,141	7,958,026
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.03%, 05/23/25		4,046	3,934,974
H-Food Incremental, Term Loan, 05/23/25(h)		4,898	4,836,775
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 06/27/23		14,559	14,374,704

			31,104,479

Security	Par (000)		Value
Food Products — 2.3%
8th Avenue Food & Provisions, Inc. Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 10/01/25	USD	2,832	$2,827,270
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.10%, 03/11/25		6,881	6,827,320
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 03/31/25(c)		3,357	3,310,434
Chobani LLC, Term Loan, 10/10/23(h)		21,443	20,143,366
Hostess Brands LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.60% - 4.78%, 08/03/22		9,604	9,349,330
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84% - 4.89%, 10/30/22		22,447	22,124,654
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.56%, 05/15/24		7,995	7,830,196
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.82% - 5.85%, 08/28/24		16,416	15,334,944

			87,747,514
Gas Utilities — 0.2%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.89%, 06/30/25		7,041	6,900,376

Health Care Equipment & Supplies — 1.8%
CryoLife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.39%, 12/02/24(c)		8,486	8,443,446
CTC AcquiCo GmbH, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 03/07/25	EUR	1,934	2,173,828
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.60% - 5.65%, 06/08/20	USD	30,626	30,562,011
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39%, 06/15/21(c)		16,670	16,711,217
Tecostar Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.82%, 05/01/24		5,869	5,828,232
Universal Hospital Services, Inc., Delayed Draw Term Loan B, 10/18/25(c)(h)		3,614	3,595,930

			67,314,664

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services — 5.6%
Acadia Healthcare Co., Inc., Term Loan B1, 02/11/22(h)	USD	740	$731,492
Acadia Healthcare Co., Inc., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.85%, 02/16/23		6,788	6,711,232
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.85%, 06/30/25		3,854	3,831,869
Auris Luxembourg III SARL, Term Loan B7, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/17/22		9,028	8,988,367
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.35% - 5.53%, 06/07/23		16,352	16,290,274
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.82%, 07/25/23		8,000	8,010,000
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.07%, 06/01/22		8,733	8,629,339
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 06/24/21		4,667	4,650,378
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 05/31/25		4,310	4,280,653
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.10%, 05/31/25		492	488,546
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.85%, 12/20/24		4,772	4,760,165
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 10/10/25		17,772	17,057,921
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.38%, 07/02/26		1,275	1,281,767
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.13%, 07/02/25(c)		5,274	5,261,310
HC Group Holdings III, Inc.,Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.10%, 04/07/22		10,768	10,754,753
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 03/13/25		6,741	6,715,846
HCA, Inc., Term Loan B11, (LIBOR USD 1 Month + 1.75%), 4.10%, 03/17/23		7,648	7,602,187
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/31/24	EUR	2,000	2,255,007
LGC Ltd., Term Loan, 03/08/23(h)	USD	4,000	3,960,000
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.40%, 10/01/24		1,705	1,633,254
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(h)		15,379	15,074,757
National Mentor Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/31/21		2,711	2,699,551
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.85%, 10/20/22		9,876	9,878,938
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.58%, 06/30/25		27,202	26,496,228
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.81%, 04/03/25		3,858	3,824,243
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 06/27/25		3,349	3,330,826

Security		Par (000)	Value
Health Care Providers & Services (continued)
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.10%, 06/26/26	USD	1,821	$1,821,000
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 02/06/24		9,024	8,403,811
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 02/13/23		3,007	2,992,205
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 12/02/24		8,791	8,634,012
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 06/07/24		3,642	3,600,640

			210,650,571
Health Care Technology — 0.7%
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 03/01/24		11,696	11,545,799
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.32%, 10/10/25		2,945	2,925,357
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 10/23/23		9,300	9,189,564
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 8.85%, 10/21/24(c)		1,261	1,260,680

			24,921,400

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure — 6.3%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.60%, 02/16/24	USD	29,547	$28,933,888
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.22%, 10/19/24		6,058	5,955,382
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.49%, 09/15/23		16,226	15,912,608
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 12/23/24		21,802	21,397,601
CCM Merger, Inc., 1st Lien Term Loan B, 08/06/21(h)		7,920	7,884,021
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 02/12/21		5,387	5,144,349
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 04/18/24		20,159	19,781,118
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 05/03/24	EUR	1,913	2,149,997
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.35%, 11/30/23	USD	5,560	5,491,439
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 12/01/23		668	663,032
GVC Holdings plc, Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 03/29/24	EUR	2,080	2,346,042
GVC Holdings plc, Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.85%, 03/15/24	USD	4,741	4,708,603
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.07%, 10/25/23		2,911	2,880,710
IRB Holding Corp., Term Loan B, 02/05/25(h)		13,562	13,406,928
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.05%, 04/03/25		4,579	4,534,460
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.33%, 12/16/24		5,438	5,401,575
Marriott Ownership Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 08/29/25		6,175	6,148,015
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 03/21/25		21,591	21,180,559
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.25%), 4.58%, 10/15/25		3,028	2,998,992
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.09%, 04/29/24		6,753	6,515,054
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10% - 5.25%, 08/14/24		11,681	11,357,808
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 02/24/25	EUR	2,000	2,260,894
Stars Group Holdings BV, Term Loan, 07/10/25(h)	USD	28,833	28,699,431
Tackle Group SARL, Term Loan, 08/08/22(h)	EUR	2,000	2,256,411
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.10%, 05/30/25	USD	7,475	7,394,644

			235,403,561
Household Durables — 0.5%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.81% - 5.82% , 11/08/23		11,523	10,159,469

Security		Par (000)	Value
Household Durables (continued)
Serta Simmons Bedding LLC, Term Loan (continued)
(LIBOR USD 1 Month + 8.00%), 10.32% , 11/08/24	USD	4,206	$3,130,934
Springs Window Fashions LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.55%, 05/25/25		6,130	6,030,031

			19,320,434
Household Products — 0.6%
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(h)		1,579	1,539,889
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 05/01/25		2,803	2,801,237
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 01/26/24		7,384	7,302,177
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33% - 4.59%, 06/23/22		10,521	10,389,358
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 12/16/24		2,362	2,346,896

			24,379,557
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.46%, 05/31/22		6,915	6,880,476
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.89%, 01/15/24		4,035	3,955,104
Calpine Corp., Term Loan B6, (LIBOR USD 3 Month + 2.50%), 4.89%, 01/15/23		3,590	3,523,326
Calpine Corp., Term Loan B7, (LIBOR USD 3 Month + 2.50%), 4.89%, 05/31/23		3,924	3,848,905
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 08/24/22		3,434	3,419,482

			21,627,293
Industrial Conglomerates — 2.0%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 08/18/24		17,721	17,440,392
Carlisle Food Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.32%, 03/16/25(c)		2,512	2,449,034
Filtration Group Corp., Term Loan B, 03/29/25(h)		19,468	19,302,596
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.60% - 5.96%, 02/21/25		6,797	6,655,553
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.32%, 03/14/25		6,274	6,195,846
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/23(c)		22,618	21,882,797

			73,926,218

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance — 4.1%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.38%, 10/03/25	USD	4,204	$4,182,980
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.06%, 05/09/25		12,209	11,976,325
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.07% - 5.10%, 01/25/24		14,985	14,835,102
AssuredPartners, Inc., Term Loan, 10/22/24(h)		7,787	7,635,900
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.35%, 11/03/23		13,199	13,053,420
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.85%, 08/04/25		10,789	10,986,762
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 11/03/24		6,108	6,038,981
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 5.35%, 08/04/22		10,096	9,994,985
Geronimo Intermediate Parent, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 06/22/23		5,459	5,438,696
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.36% - 5.49%, 04/25/25		7,995	7,845,057
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.10%, 03/01/21		13,501	13,348,725
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 8.10%, 02/28/22		12,510	12,494,362
Sedgwick, 1st Lien Term Loan, 11/06/25(h)		28,606	28,284,182
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 05/16/24		9,050	8,812,213

			154,927,690
IT Services — 11.4%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.59%, 03/20/25		3,060	3,044,327
Applied Systems, Inc., Term Loan: 09/19/24(h)		11,559	11,414,652
(LIBOR USD 3 Month + 7.00%), 9.39% , 09/19/25		2,282	2,287,345
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64%, 12/20/22		2,856	2,843,396
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 6 Month + 4.25%), 6.65%, 10/02/25		24,368	24,032,940
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.10%, 04/28/25		4,044	4,037,246
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 04/29/24		4,174	4,117,223
Evertec, Inc., Term Loan, 11/27/24(h)		4,433	4,405,294
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.32%, 04/26/24		36,989	36,272,151
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.32%, 07/08/22		3,115	3,067,612
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 02/26/25		2,821	2,799,669
Gartner, Inc., Term Loan A, (LIBOR USD 1 Month + 1.75%), 4.10%, 03/21/22(c)		1,461	1,453,224
Global Payments, Inc., Term Loan B(h):
04/21/23		4,388	4,350,469
10/17/25		1,463	1,449,089

Security		Par (000)	Value
IT Services (continued)
GoDaddy, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 02/15/24	USD	18,505	$18,290,388
Greeneden US Holdings I LLC, Term Loan B, 12/01/23(h)		8,700	8,608,707
HSI Mergersub, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 07/01/24		4,553	4,515,542
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.85% - 5.89%, 05/23/25		17,035	16,928,157
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(h)		24,923	24,524,595
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.60%, 12/01/25		8,045	8,004,775
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.79%, 08/01/25		8,060	7,725,632
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 08/01/24		10,058	9,712,784
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.42% - 5.58%, 11/03/23		11,455	10,466,792
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 05/24/25		3,521	3,466,174
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 02/22/24		12,265	12,060,592
Solera LLC, Term Loan B1, 03/03/23(h)		29,604	29,174,637
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 09/30/22		20,305	19,969,921
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.60%, 04/16/25		9,445	9,210,847
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 04/16/25		24,801	24,185,833
SS&C Technologies Holdings, Inc., Term Loan B1, 07/08/22(h)		8,597	8,528,624
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(h)		11,078	10,776,789
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 10.35%, 02/01/24		7,385	7,320,317
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 02/01/23		10,214	10,026,539
Trans Union LLC, 1st Lien Term Loan B4, (LIBOR USD 1 Month + 2.00%), 4.35%, 06/19/25		5,942	5,884,826
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 04/10/23		14,600	14,424,011
Vantiv LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 4.06%, 10/16/23		1,717	1,701,102
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.85%, 08/27/25		32,022	31,968,486
Web.com Group, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 6.17%, 10/10/25		3,871	3,827,451
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 06/30/23		18,092	17,927,532
Zephyr Midco 2 Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.75%), 5.49%, 07/23/25	GBP	2,000	2,534,177

			427,339,867
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.60% , 08/30/24	USD	2,568	2,536,290

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Life Sciences Tools & Services (continued)
Albany Molecular Research, Inc., Term Loan (continued)
(LIBOR USD 1 Month + 7.00%), 9.35% , 08/30/25	USD	1,855	$1,857,319

			4,393,609
Machinery — 1.8%
Columbus Mckinnon Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.89%, 01/31/24(c)		848	843,695
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.35% - 4.39%, 05/18/24		4,057	3,987,135
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 07/30/24		10,632	10,563,445
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 04/01/24		18,691	18,359,568
Hayward Industries, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 08/05/24		7,511	7,417,036
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 03/12/25		4,968	4,952,936
Titan Acquisition Ltd., Term Loan, 03/28/25(h)		18,036	16,906,146
WELBILT, Inc., Term Loan, 10/11/25(h)		5,154	5,076,778

			68,106,739
Media — 6.2%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.35%, 07/12/24		5,653	5,577,547
Cable One, Inc., Term Loan, (LIBOR USD 3 Month + 1.75%), 4.14%, 05/01/24		3,713	3,687,492
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.56%, 07/17/25		16,411	16,132,444
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.85%, 03/31/23		15,458	15,380,461
Charter Communications Operating LLC, Term Loan B, 04/30/25(h)		21,303	21,061,229
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.81%, 01/25/26		7,333	7,216,626
Getty Images, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.85%, 10/18/19		1,494	1,479,730
Gray Television, Inc., Term Loan, 11/02/25(h)		7,959	7,882,753
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.57%, 02/07/24		4,021	3,975,016
iHeartCommunications, Inc., Tranche D Term Loan, (LIBOR USD 3 Month + 6.75%), 9.10%, 01/30/19(f)		16,255	11,543,535
iHeartCommunications, Inc., Tranche E Term Loan, (LIBOR USD 1 Month + 7.50%), 9.85%, 07/30/19(f)		5,460	3,869,775
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.82%, 01/02/24		9,105	9,264,845
Learfield Communications LLC, Term Loan(c): 12/01/23(h)		4,242	4,215,518
(LIBOR USD 1 Month + 3.25%), 5.60% , 12/01/23		5,845	5,822,835

Security		Par (000)	Value
Media (continued)
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.60%, 03/24/25	USD	5,807	$5,725,756
Meredith Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.10%, 01/31/25		4,611	4,583,421
Mission Broadcasting, Inc., Term Loan, 01/17/24(h)		962	950,224
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2, 01/17/24(h)		5,528	5,459,888
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 02/01/24		5,733	5,619,364
Telenet Financing LLC, Term Loan, 08/15/26(h)		13,530	13,278,748
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.34%, 09/28/23		14,726	14,652,022
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.35%, 01/26/24		14,461	14,394,612
Unitymedia Finance LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 4.31% , 06/01/23		4,732	4,681,224
(LIBOR USD 1 Month + 2.25%), 4.56% , 01/15/26		1,655	1,636,795
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.56%, 09/30/25		10,644	10,526,916
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 5.10%, 03/15/24		5,676	5,281,339
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 01/15/26		23,607	23,289,722
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.39%, 09/09/21(c)		6,229	6,213,358

			233,403,195
Metals & Mining — 0.2%
AMG Advanced Metallurgical Group, Term Loan, 01/30/25(h)		3,144	3,118,414
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.85%, 07/31/25(c)		3,639	3,620,685
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 01/04/23		1,974	1,970,396
Preferred Proppants LLC, Term Loan, (LIBOR USD 3 Month + 7.75%), 10.14%, 07/27/20(c)		1,536	611,669

			9,321,164
Multiline Retail — 0.9%
Academy Ltd., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.30% - 6.31%, 07/01/22		9,131	6,644,174
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 6.10% - 6.22%, 07/09/19		2,026	1,940,899
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 08/18/23		7,636	7,381,667
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 09/30/22		7,604	7,395,350
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.85%, 08/16/23		6,120	6,031,077
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.57%, 10/25/20		5,419	4,689,236

			34,082,403

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multi-Utilities — 0.3%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.71%, 11/28/24	USD	3,246	$3,083,809
Terra-Gen Finance Co. LLC, Term Loan B1, 12/09/21(c)(h)		4,192	3,374,590
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 12/08/23		5,463	5,360,302

			11,818,701
Oil, Gas & Consumable Fuels — 2.4%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.14%, 10/22/25		5,918	5,755,255
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64%, 06/24/24		6,225	5,997,450
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.82%, 08/14/23		2,355	2,329,984
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.72%, 12/31/21		9,305	9,901,985
(LIBOR USD 1 Month + 4.75%), 7.07%, 12/31/22		11,354	11,420,194
CNX Resources Corp., Term Loan:
(LIBOR USD 1 Month + 4.25%), 6.60%, 11/26/21(c)		1,442	1,441,813
(LIBOR USD 1 Month + 6.00%), 8.35%, 11/28/22		10,540	10,579,406
Edgewater Generation LLC, Term Loan, 11/14/25(h)		8,228	8,228,000
EURO Garages Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.39%, 02/07/25		11,466	11,323,096
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.39%, 02/07/25		3,607	3,561,789
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.31%, 03/01/24		8,026	6,795,658
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.31%, 02/17/25		5,691	5,413,944
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/23		2,019	2,004,193
Oryx Southern Delaware Holdings LLC, Term Loan, 02/28/25(h)		2,196	2,119,332
Seadrill Operating LP, Term Loan B, (LIBOR USD 3 Month + 6.00%), 8.39%, 02/21/21		3,276	2,799,443

			89,671,542
Pharmaceuticals — 3.7%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 7.88%, 04/16/21		8,355	6,988,661
Alphabet Holding Co., Inc., Term Loan:
09/26/24(h)		9,233	8,632,417
(LIBOR USD 1 Month + 7.75%), 10.10%, 09/26/25		6,783	5,997,325

Security		Par (000)	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.88%, 03/21/25	USD	16,749	$16,682,144
Bausch Health Co., Inc., Term Loan, 06/02/25(h)		28,593	28,275,569
Catalent Pharma Dollar, Inc., 1st Lien Term Loan B, 05/20/24(h)		9,832	9,754,283
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.63%, 04/29/24		9,922	9,863,945
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.48%, 01/31/25		18,214	18,054,440
Jaguar Holding Co. I, Term Loan, 08/18/22(h)		19,303	18,975,999
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.14%, 09/24/24		6,386	6,096,397
National Veterinary Associates, Inc., Term Loan B3, 02/02/25(h)		9,977	9,718,967

			139,040,147
Professional Services — 0.1%
ON Assignment, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 04/02/25		5,048	4,999,305

Real Estate Development & Management — 0.3%
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 08/30/23		10,437	10,306,134

Real Estate Management & Development — 0.3%
Forest City, Term Loan B, 12/31/25(h)		8,187	8,197,234
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.56%, 02/08/25(c)		3,827	3,721,721

			11,918,955
Road & Rail — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 08/18/22(h)		3,120	3,114,890

Semiconductors & Semiconductor Equipment — 0.6%
MaxLinear, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 05/13/24(c)		1,510	1,489,585
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.35%, 05/29/25		18,016	17,807,811
ON Semiconductor Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.10%, 03/31/23		1,959	1,937,426

			21,234,822
Software — 4.7%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.14% - 7.28%, 09/29/23		6,715	6,315,867
Financial & Risk US Holdings, Inc., Term Loan:
(EURIBOR 3 Month + 4.00%), 4.00%, 10/01/25	EUR	1,618	1,823,225
(LIBOR USD 1 Month + 3.75%), 6.10%, 10/01/25	USD	49,056	47,733,450

12

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.14%, 02/01/22	USD	19,273	$18,987,007
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 08/05/22		16,551	16,454,137
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.39% - 5.54%, 11/01/23		21,231	20,893,777
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 9.25%, 11/01/24		8,065	8,092,744
MA Financeco LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 06/21/24		769	751,785
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 09/30/24		17,436	17,374,418
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.56%, 07/31/25		4,909	4,823,092
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.10%, 02/05/24		19,922	19,776,332
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.85%, 12/04/20		12,951	12,938,314

			175,964,148
Specialty Retail — 0.8%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.84%, 11/07/24		11,127	11,001,551
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 3 Month + 4.50%), 5.32%, 06/23/25	GBP	2,000	2,518,249
Optiv, Inc., 2nd Lien Term Loan, 01/31/25(c)(h)	USD	2,754	2,646,945
Optiv, Inc., Term Loan, 02/01/24(h)		7,763	7,394,110
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 01/26/23		4,346	3,247,092
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.54%, 09/12/24		4,019	3,949,349

			30,757,296
Technology Hardware, Storage & Peripherals — 0.8%
Misys Ltd., 1st Lien Term Loan, 06/13/24(h)		7,517	7,260,817
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.85%, 06/21/24		5,194	5,076,993
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.06%, 04/29/23		18,962	18,393,081

			30,730,891
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.57%, 01/02/25		5,974	5,801,792
HD Supply, Inc., Term Loan, 10/17/23(h)		16,297	16,097,100
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64% - 5.96%, 06/09/23		4,493	4,489,976
United Rentals, Inc., Term Loan, 10/31/25(h)		614	612,353

			27,001,221
Water Utilities — 0.2%
AI Aqua Merger Sub, Inc., (LIBOR USD 1 Month + 3.25%), 5.60%, 12/13/23		3,559	3,505,347
Culligan NewCo Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 12/13/23		4,159	4,109,216

			7,614,563

Security		Par (000)	Value
Wireless Telecommunication Services — 1.6%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.96%, 05/27/24	USD	7,962	$7,454,580
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 05/16/24		7,947	7,872,878
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20		25,692	17,428,918
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.35%, 04/06/25		8,309	8,209,095
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.88%, 02/02/24		18,356	18,098,801

			59,064,272
Total Floating Rate Loan Interests — 89.9% (Cost: $3,442,450,840)			3,373,420,264

		Shares
Investment Companies — 3.1%
Invesco Senior Loan ETF(i)		5,145,000	116,585,700

Total Investment Companies — 3.1% (Cost: $118,596,516)			116,585,700

		Beneficial Interest (000)
Other Interests — 0.0%(j)

Capital Markets — 0.0%
Millennium Lender Claim(c)(e)	USD	15,011	—

Total Other Interests — 0.0%			—

		Shares
Preferred Stocks — 0.0%

Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50%(c)(e)		1,705	—

Total Preferred Stocks — 0.0% (Cost: $72,105)			—

13

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Warrants — 0.0%

Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1 share for 1 warrant, Expires 06/08/22, Strike Price USD 0.00)(c)(e)	17,095	$—

Total Warrants — 0.0%		—

Total Long-Term Investments — 97.8% (Cost: $3,740,987,206)		3,667,004,540

Short-Term Securities — 8.2%(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(m)	191,560,644	191,560,644
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 2.07%	19,177,964	19,177,964
SL Liquidity Series, LLC, Money Market Series, 2.42%(l)(m)	97,477,406	97,477,406

Total Short-Term Securities — 8.2% (Cost: $308,215,211)		308,216,014

Total Options Purchased — 0.0% (Cost: $167,702)		115,000

Total Investments — 106.0% (Cost: $4,049,370,119)		3,975,335,554

Liabilities in Excess of Other Assets — (6.0)%		(223,942,836)

Net Assets — 100.0%		$3,751,392,718

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Security, or a portion of the security, is on loan.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(k)	Annualized 7-day yield as of period end.
(l)	Security was purchased with the cash collateral from loaned securities.

14

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio

(m)

During the period ended November 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	259,585,142	(68,024,498)	191,560,644	$191,560,644	$927,247		$—	$—
SL Liquidity Series, LLC, Money Market Series	36,796,209	60,681,197	97,477,406	97,477,406	78,104	(b)	(14,477)	(266)

				$289,038,050	$1,005,351		$(14,477)	$(266)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,000	USD	12,444	Citibank NA	12/05/18	$10
USD	28,280,428	EUR	24,925,000	JP Morgan Chase Bank NA	12/05/18	60,718
USD	4,846,325	GBP	3,795,000	Barclays Bank plc	12/05/18	10,341
USD	27,736,277	EUR	24,329,000	UBS AG	02/05/19	26,336
USD	4,840,769	GBP	3,785,000	JP Morgan Chase Bank NA	02/05/19	299

						97,704

EUR	24,329,000	USD	27,576,921	UBS AG	12/05/18	(31,993)
GBP	3,785,000	USD	4,823,983	JP Morgan Chase Bank NA	12/05/18	(741)

						(32,734)

	Net Unrealized Appreciation					$64,970

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	12/21/18	USD	85.00	USD	8,360	$4,000
iShares iBoxx $ High Yield Corporate Bond ETF	1,500	01/18/19	USD	84.00	USD	12,540	47,250

							51,250

Put
iShares iBoxx $ High Yield Corporate Bond ETF	500	12/21/18	USD	84.00	USD	4,180	63,750

							$115,000

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate (Amount) / Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	At Termination	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	At Termination	JP Morgan Chase Bank NA	12/20/18	USD	20,000	$(441,348)	$(9,883)	$(431,465)
3 month LIBOR	Quarterly	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	At Termination	Credit Suisse International	12/20/18	USD	60,000	(713,787)	(54,080)	(659,707)

								$(1,155,135)	$(63,963)	$(1,091,172)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.74%

Currency

EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REIT	Real Estate Investment Trust

15

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$99,870,457	$3,000,000	$102,870,457
Common Stocks:
Capital Markets	—	412,425	3,839,855	4,252,280
Chemicals	—	—	49,496	49,496
Diversified Consumer Services	—	—	16	16
Health Care Providers & Services	—	4,453	—	4,453
Hotels, Restaurants & Leisure	904,594	—	—	904,594
Machinery	—	317,715	—	317,715
Software	4,034	—	—	4,034
Corporate Bonds(a)	—	68,595,531	—	68,595,531
Floating Rate Loan Interests:
Aerospace & Defense	—	24,747,431	5,570,040	30,317,471
Air Freight & Logistics	—	6,360,766	—	6,360,766
Automobiles	—	9,277,151	1,466,325	10,743,476
Beverages	—	—	3,764,824	3,764,824
Building Products	—	25,058,361	—	25,058,361
Capital Markets	—	26,405,573	—	26,405,573
Chemicals	—	138,577,928	23,802,251	162,380,179
Commercial Services & Supplies	—	167,967,497	18,396,585	186,364,082
Communications Equipment	—	11,764,767	—	11,764,767
Construction & Engineering	—	7,658,009	—	7,658,009

16

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Construction Materials	$—	$15,098,862	$16,486,616	$31,585,478
Containers & Packaging	—	58,098,630	—	58,098,630
Distributors	—	16,963,121	—	16,963,121
Diversified Consumer Services	—	86,331,770	5,585,790	91,917,560
Diversified Financial Services	—	55,962,832	7,448,027	63,410,859
Diversified Telecommunication Services	—	107,094,443	—	107,094,443
Electric Utilities	—	44,011,105	—	44,011,105
Electrical Equipment	—	19,464,469	11,492,144	30,956,613
Electronic Equipment, Instruments & Components	—	1,958,668	—	1,958,668
Energy Equipment & Services	—	22,138,880	3,856,325	25,995,205
Entertainment	—	28,700,953	8,155,793	36,856,746
Equity Real Estate Investment Trusts (REITs)	—	35,646,707	—	35,646,707
Food & Staples Retailing	—	31,104,479	—	31,104,479
Food Products	—	84,437,080	3,310,434	87,747,514
Gas Utilities	—	6,900,376	—	6,900,376
Health Care Equipment & Supplies	—	38,564,071	28,750,593	67,314,664
Health Care Providers & Services	—	205,389,261	5,261,310	210,650,571
Health Care Technology	—	23,660,720	1,260,680	24,921,400
Hotels, Restaurants & Leisure	—	235,403,561	—	235,403,561
Household Durables	—	19,320,434	—	19,320,434
Household Products	—	24,379,557	—	24,379,557
Independent Power and Renewable Electricity Producers	—	21,627,293	—	21,627,293
Industrial Conglomerates	—	49,594,387	24,331,831	73,926,218
Insurance	—	154,927,690	—	154,927,690
IT Services	—	425,886,643	1,453,224	427,339,867
Life Sciences Tools & Services	—	4,393,609	—	4,393,609
Machinery	—	67,263,044	843,695	68,106,739
Media	—	217,151,484	16,251,711	233,403,195
Metals & Mining	—	5,088,810	4,232,354	9,321,164
Multiline Retail	—	34,082,403	—	34,082,403
Multi-Utilities	—	8,444,111	3,374,590	11,818,701
Oil, Gas & Consumable Fuels	—	88,229,729	1,441,813	89,671,542
Pharmaceuticals	—	139,040,147	—	139,040,147
Professional Services	—	4,999,305	—	4,999,305
Real Estate Development & Management	—	10,306,134	—	10,306,134
Real Estate Management & Development	—	8,197,234	3,721,721	11,918,955
Road & Rail	—	3,114,890	—	3,114,890
Semiconductors & Semiconductor Equipment	—	19,745,237	1,489,585	21,234,822
Software	—	175,964,148	—	175,964,148
Specialty Retail	—	28,110,351	2,646,945	30,757,296
Technology Hardware, Storage & Peripherals	—	30,730,891	—	30,730,891
Trading Companies & Distributors	—	27,001,221	—	27,001,221
Water Utilities	—	7,614,563	—	7,614,563
Wireless Telecommunication Services	—	59,064,272	—	59,064,272
Investment Companies	116,585,700	—	—	116,585,700
Other Interests(a)	—	—	—	—
Preferred Stocks(a)	—	—	—	—
Warrants	—	—	—	—
Short-Term Securities	210,738,608	—	—	210,738,608
Options Purchased:
Equity contracts	115,000	—	—	115,000
Unfunded Floating Rate Loan Interests(b)	—	4,646	12,812	17,458

Subtotal	$328,347,936	$3,338,230,285	$211,297,385	$3,877,875,606

Investments valued at NAV(c)				97,477,406

Total Investments				$3,975,353,012

Derivative Financial Instruments(d)
Assets:
Foreign currency exchange contracts	$—	$97,704	$—	$97,704
Liabilities:
Foreign currency exchange contracts	—	(32,734)	—	(32,734)
Interest rate contracts	—	(1,091,172)	—	(1,091,172)

	$—	$(1,026,202)	$—	$(1,026,202)

17

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Portfolio

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	As of November 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, and forward foreign currency exchange contracts. Swaps, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended November 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of August 31, 2018	$7,548,976	$3,476,087	$—	$160,707,442	$—	$171,732,505
Transfers into Level 3(a)	—	—	—	134,475,761	—	134,475,761
Transfers out of Level 3(b)	(2,900,000)	—	—	(67,245,346)	—	(70,145,346)
Accrued discounts/premiums	—	—	—	82,677	—	82,677
Net realized gain (loss)	(762)	—	373	(471,919)	—	(472,308)
Net change in unrealized appreciation (depreciation)(c)	—	413,280	—	(3,834,834)	12,812	(3,408,742)
Purchases	3,000,000	—	—	20,032,756	—	23,032,756
Sales	(4,648,214)	—	(373)	(39,351,331)	—	(43,999,918)

Closing balance, as of November 30, 2018	$3,000,000	$3,889,367	$—	$204,395,206	$12,812	$211,297,385

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018(c)	$—	$413,280	$—	$(3,790,892)	$12,812	$(3,364,800)

(a)

As of August 31, 2018, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V
Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V
Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds V
Date: January 18, 2019